PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense and Other Assets, Current [Abstract]
Government institutions	$ 178	$ 89
Prepaid expenses	206	261
Deposits	34	55
Other assets	1	1
Prepaid expenses and other current assets	$ 419	$ 406